Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments
Financial Instruments

15.Financial Instruments

The Group’s financial instruments presented in the consolidated statements of financial position included cash and cash equivalents, temporary investments, accounts and notes receivable, a long-term loan receivable from GTAC, warrants that are exercisable for UHI’s common stock, non- current investments in debt and equity securities, and in securities in the form of an open-ended fund, accounts payable, outstanding debt, lease liabilities, other notes payable, and derivative financial instruments. For cash and cash equivalents, temporary investments, accounts receivable, accounts payable, and short-term notes payable due to banks and other financial institutions, the carrying amounts approximate fair value due to the short maturity of these instruments. The fair value of the Group’s long-term debt securities are based on quoted market prices.

The fair value of long-term loans that the Group borrowed from leading Mexican banks (see Note 14), has been estimated using the borrowing rates currently available to the Group for bank loans with similar terms and average maturities. The fair value of non-current investments in financial instruments, and currency option and interest rate swap agreements were determined by using valuation techniques that maximize the use of observable market data.

The carrying and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2019 and 2018, were as follows:

	2019				2018
	Carrying Value		Fair Value		Carrying Value		Fair Value
Assets:
Cash and cash equivalents	Ps.	27,451,997	Ps.	27,451,997	Ps.	32,068,291	Ps.	32,068,291
Temporary investments		—		—		30,992		30,992
Trade notes and accounts receivable, net		14,486,184		14,486,184		19,748,850		19,748,850
Warrants issued by UHI (see Note 9)		33,775,451		33,775,451		34,921,530		34,921,530
Long-term loan and interest receivable from GTAC (see Note 10)		872,317		875,585		817,605		824,540
Open Ended Fund (see Note 9)		4,688,202		4,688,202		7,662,726		7,662,726
Other equity instruments (see Note 9)		5,751,001		5,751,001		6,545,625		6,545,625
Other financial assets (see Note 9)		—		—		72,612		72,612
Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	28,325,700	Ps.	34,954,254	Ps.	29,509,500	Ps.	33,110,013
Senior Notes due 2045		18,883,800		19,739,047		19,673,000		17,317,748
Senior Notes due 2037 and 2043		11,000,000		8,986,870		11,000,000		7,905,625
Senior Notes due 2026 and 2046		22,660,560		26,645,193		23,607,600		24,051,128
Senior Notes due 2049		14,162,850		15,364,426		—		—
Notes due 2020		—		—		10,000,000		9,605,700
Notes due 2021		—		—		6,000,000		5,956,506
Notes due 2022		—		—		5,000,000		4,941,430
Notes due 2027		4,500,000		4,656,375		4,500,000		4,027,275
Short and long-term notes payable to Mexican banks		22,845,382		23,012,707		13,834,538		13,551,620
Lease liabilities		9,363,520		9,120,903		5,317,944		5,121,534
Other notes payable		1,324,063		1,295,780		2,576,874		2,430,667

The carrying values (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2019 and 2018, were as follows:

			Notional
			Amount
December 31, 2019:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Value		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(a)	Ps.	4,592	Ps.	407,200	May 2020 through May 2022
Total assets	Ps.	4,592
Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(b)	Ps.	8,943	Ps.	938,182	April 2022
Interest rate swap (c)		38,543	Ps.	2,000,000	October 2022
Interest rate swap (d)		30,702	Ps.	1,500,000	October 2022
Interest rate swap (e)		83,122	Ps.	2,500,000	February 2023
Interest rate swap (f)		185,205	Ps.	6,000,000	June 2024
Forward (g)		144,466	U.S.$	218,688	January 2020 through September 2020
Derivatives not recorded as accounting hedges:
TVI's forward (h)		45,968	U.S.$	66,000	January 2020 through October 2020
Empresas Cablevisión’s forward (i)		48,474	U.S.$	73,000	January 2020 through October 2020
Sky's forward (j)		87,090	U.S.$	127,850	January 2020 through September 2020
Forward (k)		242,777	U.S.$	361,550	January 2020 through October 2020
Total liabilities	Ps.	915,290

			Notional
			Amount
December 31, 2018:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Value		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(a)	Ps.	37,251	Ps.	1,188,667	April 2019 through May 2022
TVI’s interest rate swap(b)		32,267	Ps.	1,145,871	April 2022
Interest rate swap (l)		340,153	Ps.	6,000,000	April 2021
Interest rate swap (m)		299,560	Ps.	5,000,000	May 2022
Interest rate swap (c)		85,073	Ps.	2,000,000	October 2022
Interest rate swap (d)		63,420	Ps.	1,500,000	October 2022
Interest rate swap (e)		76,876	Ps.	2,500,000	February 2023
Forward (g)		100,922	U.S.$	224,000	January 2019 through November 2019
Total assets	Ps.	1,035,522
Liabilities:
Derivatives not recorded as accounting hedges:
TVI's forward (h)	Ps.	10,255	U.S.$	75,000	January 2019 through October 2019
Empresas Cablevisión's forward (i)		10,518	U.S.$	82,000	January 2019 through October 2019
Sky's forward (j)		27,309	U.S.$	38,600	January 2019 through August 2019
Forward (k)		99,979	U.S.$	491,400	January 2019 through October 2019
Total liabilities	Ps.	148,061
(a)

TVI has entered into several derivative transaction agreements (interest rate swaps) with two financial institutions from August 2013 through May 2022 to hedge the variable interest rate exposure resulting from Mexican peso loans of a total principal amount of Ps.407,200 and Ps.1,188,667, as of December 31, 2019 and 2018, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of  Ps.407,200 and Ps.1,188,667 and makes payments based on the same notional amount at an annual weighted average fixed rate of 5.508%. TVI has recognized the change in fair value of this transaction as an accounting hedge, and recorded a loss of Ps.54,383 and Ps.21,722 in other comprehensive income or loss as of December 31, 2019 and 2018, respectively. In the years ended as of December 31, 2019 and 2018, TVI recorded a gain of Ps.26,962 and Ps.33,692, respectively, in consolidated other finance income or expense.

(b)

In March and April 2017, TVI entered into several derivative transaction agreements (interest rate swaps) with two financial institutions through April 2022 to hedge the variable interest rate exposure resulting from Mexican peso loan of a total principal amount of Ps.938,182 and Ps.1,145,871, as of December 31, 2019 and 2018, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.938,182 and Ps.1,145,871, as of December 31, 2019 and 2018, respectively, at an annual variable rate of 28- days TIIE and makes monthly payments based on the same notional amounts at an annual weighted average fixed rate of 7.2663%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a (loss) gain of Ps.(8,943) and Ps.32,267 in other comprehensive income or loss as of December 31, 2019 and 2018, respectively. TVI recorded a gain of Ps.11,738 and Ps.8,881 for this transaction agreement in consolidated other finance income or expense as of December 31, 2019 and 2018, respectively.

(c)

In November 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,000,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.2,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.3275%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative (loss) gain of Ps.(38,543) and Ps.85,073 in other comprehensive income or loss as of December 31, 2019 and 2018, respectively. In 2019 and 2018, the Company recorded a gain of Ps.20,933 and Ps.12,374, respectively,  in consolidated other finance income or expense.

(d)

In November and December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,500,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.1,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.35%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative (loss) gain of Ps.(30,702) and Ps.63,420, in other comprehensive income or loss as of December 31, 2019 and 2018, respectively. In 2019, the Company recorded a gain of Ps.15,472 in consolidated other finance income or expense.

(e)

In January 2018, the Company entered into a derivative transaction agreement (interest rate swap) through February 2023, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,500,000. Under this transaction, the Company receives monthly payments based on aggregate notional amounts of Ps.2,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.7485%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative (loss) gain of Ps.(83,122) and Ps.76,876 in other comprehensive income or loss as of December 31, 2019 and 2018, respectively. In 2019, the Company recorded a gain of Ps.16,167 in consolidated other finance income or expense.

(f)

In June and July 2019, the Company entered into a derivative transaction agreement (interest rate swap) through June 2024, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.6,000,000. Under this transaction, the Company receives monthly payments based on aggregate notional amounts of Ps.6,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.3873%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.185,205 in other comprehensive income or loss as of December 31, 2019. In 2019, the Company recorded a gain of Ps.21,488 in consolidated other finance income or expense.

(g)

As of December 31, 2019 and 2018, the Company had entered into derivative contracts of foreign currency (forward) to fix the exchange rate for the purchase of U.S.$218.7 million and U.S.$224.0 million, respectively at an average exchange rate of Ps.19.9256 and Ps.19.6767, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative (loss) gain of Ps.(144,466) and Ps.100,922 for this transaction agreement in other comprehensive income or loss as of December 31, 2019, and 2018, respectively. In 2019 and 2018, the Company recorded a loss of Ps.107,440 and Ps.153,853 in consolidated other finance income or expense, respectively.

(h)

As of December 31, 2019, TVI had foreign currency contracts (forward) in the aggregate notional amount of U.S.$66.0 million at an average rate of Ps.20.0094. As a result of the change in fair value of these agreements, in the year ended December 31, 2019, the Company recorded a loss of Ps.149,389, in consolidated other finance income or expense.

(i)

As of December 31, 2019, Empresas Cablevisión had foreign currency contracts (forward) in the aggregate notional amount of U.S.$73.0 million at an average rate of Ps.20.0049. As a result of the change in fair value of these agreements, in the year ended December 31, 2019, the Company recorded a loss of Ps.147,383, in consolidated other finance income or expense.

(j)

As of December 31, 2019, Sky had foreign currency contracts (forward) in the aggregate notional amount of U.S.$127.8 million at an average rate of Ps.20.0001. As a result of the change in fair value of these agreements, in the year ended December 31, 2019, the Company recorded a loss of Ps.115,189, in consolidated other finance income or expense.

(k)

As of December 31, 2019 and 2018, the Company had foreign currency contracts (forward) in the aggregate notional amount of U.S.$361.5 million and U.S.$491.4 million at an average rate of Ps.19.9898 and Ps.20.3561, respectively. As a result of the change in fair value of these agreements, in the years ended December 31, 2019 and 2018, the Company recorded a loss of Ps.820,585 and Ps.331,946,  in consolidated other finance income or expense, respectively.

(l)

The Company entered into derivative transaction agreements (interest rate swaps) through April 2021 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2021. Under these transactions, the Company received 28-day TIIE payments based on a principal amount of Ps.6,000,000,  as of December 31, 2018, and made 28-day payments based on the same notional amount at an annual weighted average fixed rate of 5.9351%. The Company recognized the change in fair value of these transactions as an accounting hedge, and recorded a cumulative gain of Ps.340,153 in other comprehensive income or loss as of December 31, 2018. In connection with the prepayment in July 2019 of the TIIE plus 0.35% Notes with an original maturity in 2021, the Company terminated these agreements early for a notional amount of Ps.6,000,000, and recorded a net gain of Ps.152,415, in consolidated other finance income. In the years ended December 31, 2019, 2018 and 2017, the Company recorded a gain of Ps.248,420, Ps.119,975 and Ps.58,278, respectively, for these transaction agreements in consolidated other finance income or expense.

(m)

In 2017, 2016, and 2015, the Company entered into derivative transaction agreements (interest rate swaps) through May 2022 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2022. Under these transactions, the Company received 28-day TIIE payments based on a principal amount of Ps.5,000,000, as of December 31, 2018, and made 28-day payments based on the same notional amount at an annual weighted average fixed rate of 6.5716%. The Company recognized the change in fair value of these transactions as an accounting hedge, and recorded a cumulative gain of Ps.299,560 in other comprehensive income or loss as of December 31, 2018. In connection with the prepayment in July 2019 of the TIIE plus 0.35% Notes with an original maturity in 2022, the Company terminated these agreements early for a notional amount of Ps.5,000,000, and recorded a net gain of Ps.44,333, in consolidated other finance income. In the years ended December 31, 2019, 2018 and 2017, the Company recorded a gain of Ps.106,515, Ps.69,483 and Ps.26,457, respectively, for these transaction agreements in consolidated other finance income or expense.

Fair Value Measurement

Assets and Liabilities Measured at Fair Value on a Recurring Basis

All fair value adjustments as of December 31, 2019 and 2018, represent assets or liabilities measured at fair value on a recurring basis. In determining fair value, the Group’s financial instruments are separated into three categories: temporary investments, investments in financial assets at FVOCIL and derivative financial instruments.

Financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2019		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open Ended Fund	Ps.	4,688,202	Ps.	—	Ps.	4,688,202	Ps.	—
Other equity instruments		5,751,001		5,751,001		—		—
Warrants issued by UHI		33,775,451		—		—		33,775,451
Derivative financial instruments		4,592		—		4,592		—
Total	Ps.	44,219,246	Ps.	5,751,001	Ps.	4,692,794	Ps.	33,775,451
Liabilities:
Derivative financial instruments	Ps.	915,290	Ps.	—	Ps.	915,290	Ps.	—
Total	Ps.	915,290	Ps.	—	Ps.	915,290	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2018		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
Temporary investments	Ps.	30,992	Ps.	30,992	Ps.	—	Ps.	—
At FVOCIL:
Open Ended Fund		7,662,726		—		7,662,726		—
Other equity instruments		6,545,625		6,545,625		—		—
Other financial assets		72,612		72,612		—		—
Warrants issued by UHI		34,921,530		—		—		34,921,530
Derivative financial instruments		1,035,522		—		1,035,522		—
Total	Ps.	50,269,007	Ps.	6,649,229	Ps.	8,698,248	Ps.	34,921,530
Liabilities:
Derivative financial instruments	Ps.	148,061	Ps.	—	Ps.	148,061	Ps.	—
Total	Ps.	148,061	Ps.	—	Ps.	148,061	Ps.	—

The table below presents the reconciliation for all assets and liabilities measured at fair value using internal models with significant unobservable inputs (Level 3) during the years ended December 31, 2019 and 2018:

	2019		2018
Balance at beginning of year	Ps.	34,921,530	Ps.	36,395,183
Included in other comprehensive income		(1,146,079)		(1,473,653)
Balance at the end of year	Ps.	33,775,451	Ps.	34,921,530

Temporary Investments

Temporary investments include highly liquid securities, including without limitation debt with a maturity of three months, or over, and up to one year at the consolidated statement of financial position date, stock and other financial instruments, or a combination thereof, denominated principally in U.S. dollars and Mexican pesos (see Notes 2 (f) and 6).

Temporary investments are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include mostly fixed short-term deposits, equities and corporate fixed income securities denominated in U.S. dollars and Mexican pesos. Such instruments are classified in Level 1 or Level 2 depending on the observability of the significant inputs.

Non-current Financial Assets

Investments in debt securities or with readily determinable fair values, are classified as non-current investments in financial instruments, and are recorded at fair value with unrealized gains and losses included in consolidated stockholders’ equity as accumulated other comprehensive result.

Non-current financial assets are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. Such instruments are classified in Level 1, Level 2, and Level 3, depending on the observability of the significant inputs.

As of December 31, 2017, the Group made judgments and used several estimates and assumptions for determining the fair value calculations of the shares of common stock of Imagina (see Note 3). These estimates and assumptions included, among others, expected long-term growth rates and operating margins, which were used to calculate projected future cash flows. The Group also utilized risk-adjusted discount rates to determine weighted average cost of capital. All of the Group´s estimates were based on historical data, internal estimates and observable external sources when available, and were consistent with the strategic plans of the underlying business.

Open Ended Fund

The Group has an investment in an Open Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the NAV per share as of such redemption date (see Notes 4 and 9).

UHI Warrants

In July 2015, the Group exchanged its investment in U.S.$1,125 million principal amount of Convertible Debentures due 2025 issued by UHI for 4,858,485 warrants that are exercisable for UHI’s common stock, and exercised 267,532 of these warrants to increase its equity stake in UHI from 7.8% to 10% (see Notes 9 and 10).

The Group determined the fair value of its investment in warrants by using the income approach based on post-tax discounted cash flows.  The income approach requires management to make judgments and involves the use of significant estimates and assumptions.  These estimates and assumptions include long-term growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates based on weighted average cost of capital within a range of 8% to 9%, among others. The Group´s estimates for market growth were based on historical data, various internal estimates and observable external sources when available, and are based on assumptions that are consistent with the strategic plans and estimates used to manage the underlying business. Since the described methodology is an internal model with significant unobservable inputs, the UHI warrants are classified as Level 3.

Additionally, the Group determined the fair value of its investment in warrants by using the Black-Scholes model (“BSPM”). The BSPM involves the use of significant estimates and assumptions. The assumptions used as of December 31, 2019, 2018 and 2017, included the UHI stock´s spot price of U.S.$390, U.S.$387 and U.S.$402 per share on a fully-diluted, as–converted basis, respectively, and the UHI stock’s expected volatility of 40%, 36% and 32%, respectively.

Disclosures for Each Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3

The Corporate Finance Department of the Company has established rules for a proper portfolio asset classification according to the fair value hierarchy defined by the IFRS Standards. On a monthly basis, any new assets recognized in the portfolio are classified according to this criterion. Subsequently, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

Sensitivity analysis is performed on the Group’s investments with significant unobservable inputs (Level 3) in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out by the Corporate Finance Department of the Company.

As of December 31, 2019 and 2018, the effect on consolidated income and consolidated equity of changing the main assumptions used for the measurement of Level 3 financial instruments for other reasonably possible models, taking the highest or lowest value of the range reasonably possible, would be as follows:

			Potential Impact on
			Consolidated Income				Potential Impact on
			Statement				Consolidated Equity
			Most		Least		Most		Least
	Main		Favorable		Favorable		Favorable		Favorable
	Assumptions		Assumptions		Assumptions		Assumptions		Assumptions
Financial Assets Level 3	Used	Sensitivity	2019		2019		2019		2019
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,377,623	Ps.	(3,377,623)
Total			Ps.	—	Ps.	—	Ps.	3,377,623	Ps.	(3,377,623)

			Potential Impact on
			Consolidated Income				Potential Impact on
			Statement				Consolidated Equity
			Most		Least		Most		Least
	Main		Favorable		Favorable		Favorable		Favorable
	Assumptions		Assumptions		Assumptions		Assumptions		Assumptions
Financial Assets Level 3	Used	Sensitivity	2018		2018		2018		2018
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,492,229	Ps.	(3,492,229)
Total			Ps.	—	Ps.	—	Ps.	3,492,229	Ps.	(3,492,229)

Derivative Financial Instruments

Derivative financial instruments include swaps, forwards and options (see Notes 2 (w) and 4).

The Group’s derivative portfolio is entirely over-the-counter (“OTC”). The Group’s derivatives are valued using industry standard valuation models; projecting future cash flows discounted to present value, using market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit spreads considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. All derivatives are classified in Level 2.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The majority of the Group’s non-financial instruments, which include goodwill, intangible assets, inventories, transmission rights and programming, property, plant and equipment and right-of-use assets are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually in the fourth quarter for goodwill and indefinite-lived intangible assets) such that a non-financial instrument is required to be evaluated for impairment, a resulting asset impairment would require that, the non-financial instrument be recorded at the lower of carrying amount or its recoverable amount.

The impairment test for goodwill involves a comparison of the estimated fair value of each of the Group’s reporting units to its carrying amount, including goodwill. The Group determines the fair value of a reporting unit using the higher between the value in use and the fair value less costs to sell, which utilize significant unobservable inputs (Level 3) within the fair value hierarchy. The impairment test for intangible assets not subject to amortization involves a comparison of the estimated fair value of the intangible asset with its carrying value. The Group determines the fair value of the intangible asset using a discounted cash flow analysis, which utilizes significant unobservable inputs (Level 3) within the fair value hierarchy. Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, perpetual growth rates, the amount and timing of expected future cash flows for a period of time that comprise five years, as well as relevant comparable company earnings multiples for the market-based approach.

Once an asset has been impaired, it is not remeasured at fair value on a recurring basis; however, it is still subject to fair value measurements to test for recoverability of the carrying amount.